                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MARCH 5, 2007
                                       TO
                      PROSPECTUSES DATED FEBRUARY 12, 2007

This Supplement applies to Vision variable annuity contracts ("Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("we," "us," "our") and distributed through an authorized representative of the selling firm that offers the Contracts to you. In this Supplement, we:

         - Provide information about the Maturity Date provision in the Contracts that is in addition to the information contained in the prospectuses for the Contracts; and

         - Describe three additional annuity payout options that we will make available if you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. Not all of these additional annuity payout options are available, however, for each of the Riders.

-------------------------------------------------------------------------------

You should read this Supplement together with the prospectus for the Contract you purchase, and retain both for future reference. If you would like another copy of the prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York state, 1-800-551-2078 to request a free copy. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the prospectus.

-------------------------------------------------------------------------------

MATURITY DATE

In the "Pay-out Period Provisions - - General" section of the prospectus, we replace the first paragraph with the following:

=================          General

You have a                 Generally, we will begin paying annuity benefits to
choice of several          the Annuitant under the Contract on the Contract's
different ways of          Maturity Date (the first day of the Pay-out Period).
receiving annuity          The Maturity Date is the date specified on your
benefit payments           Contract's specifications page, unless you change
from us.                   that date. If no date is specified, the Maturity Date
                           is the first day of the month following the later of
=================          the 90th birthday of the oldest Annuitant or the
                           tenth Contract Anniversary. You may specify a
different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. You cannot change the Maturity Date to a date beyond the 95th birthday of the oldest Annuitant:

         - if you bought your Contract through the selling firm of your authorized representative; or

         - if you own a Contract with a Principal Plus for Life Rider and exchange the Rider for a Principal Plus for Life Plus Automatic Annual Step-up Rider or for a Principal Plus for Life Plus Spousal Protection Rider during the permitted period through the selling firm of your authorized representative.

Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "Federal Tax Matters"). Distributions may be required from Qualified Contracts before the Maturity Date.

Once we begin paying annuity benefits, certain other benefits under the Contracts cease. For example, the death benefit under your Contract, if any, will not be the same as the death benefit in effect before the Maturity Date. (See "Death Benefit during Pay-out Period.") If you have selected a living benefit rider such as the Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider, the commencement of annuity payout benefits terminates the rider, including any Bonuses or Step-ups provided by the rider. You may, however, select an annuity option that will be based on certain guaranteed amounts under these riders on the Maturity Date, as described in the Annuity Options section.

ANNUITY OPTIONS

In the "Pay-out Period Provisions - Annuity Options" section of the prospectus, we add the following information after the section that describes "Option 5:
Period Certain Only Annuity for 10, 15 or 20 Years":

If you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider, we also will permit you to select the additional Alternate Fixed Annuity Options shown below:

PPFL ALTERNATE ANNUITY OPTION 1: LIA ANNUITY WITH PERIOD CERTAIN - This option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this annuity option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

         (a) the Lifetime Income Amount on the Maturity Date, if any, as provided by the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or

         (b) the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

PPFL ALTERNATE ANNUITY OPTION 2: SPOUSAL LIA ANNUITY WITH PERIOD CERTAIN - This option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

         (a) the Lifetime Income Amount, if any, as provided by the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or

         (b) the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

PPFL ALTERNATE ANNUITY OPTION 3: PPFL PERIOD CERTAIN ONLY - This option is available only if:

         - you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and

         - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.

This option provides an annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

         (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or

         (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

We add the following paragraph at the end of the "Payout Period Provisions - Full Surrenders During the Pay-out Period" and "Payout Period Provisions -- Partial Surrenders During the Pay-out Period" section of the prospectus:

-------------------------------------------------------------------------------

You will not be able to make any further withdrawals under a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider once annuity payments begin under an Annuity Option.

-------------------------------------------------------------------------------

We guarantee the dollar amount of all Fixed Annuity benefit payments.


                       SUPPLEMENT DATED MARCH 5, 2007


                                       2